Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments at Fair and Contact Value Based on Valuation Inputs

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2024, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$1,040,492	$1,040,492	$—
Company Stock Fund	478,851	478,851	—
Common / Collective Trusts	3,250,161	—	3,250,161
Total investments at fair value	$4,769,504	$1,519,343	$3,250,161
Investments at contract value	438,796
Total investments	$5,208,300

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2023, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$933,824	$933,824	$—
Company Stock Fund	462,925	462,925	—
Common / Collective Trusts	2,795,601	—	2,795,601
Total investments at fair value	$4,192,350	$1,396,749	$2,795,601
Investments at contract value	452,311
Total investments	$4,644,661